U.S. SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

    Read instructions at end of Form before preparing Form.
                     Please print or type.


     1.   Name   and   address   of   issuer:
          Prudential   Intermediate    Global
          Income  Fund,  Inc.,  100  Mulberry
          Street,   Gateway   Center   Three,
          Newark, NJ 07102-4077.

     2.     Name of each series or class of securities for which
       this Form is filed (If the Form is being filed for all   series
       and classes of securities of the issuer, check the box but do not list series or classes):

                                                       [X
                                                  ]

     3.   Investment Company Act File Number:
          811-5510
          Securities  Act  File  Number:  33-
42093

      4(a).Last day of fiscal year for  which
this  notice  is                       filed:
October 22, 1999

      (b).[ ] Check box if this Form is being
          filed  late  (i.e.  more  than   90
          calendar days after the end of  the
          issuer's    fiscal   year).    (See
          Instruction A.2)

     Note:  If  the Form is being filed late,
          interest  must  be  on    paid  the
          registration fee due.

     4(c).[x] Check box if this is the last time the issuer will be filing this Form.

          5.    Calculation  of  registration
          fee:


           (i)   Aggregate  sale   price   of
securities
             sold during the fiscal year in
                reliance   on   rule   24(f):
$     0

         (ii)  Aggregate price of  securities
redeemed or
              repurchased during  the  fiscal
year
                     (if         applicable):
$142,953,752

         iii)  Aggregate price of  securities
redeemed or
              repurchased  during  any  prior
fiscal
              year  ending  no  earlier  than
          October
             11,1995 that were not previously
          used
               to  reduce  registration  fees
          payable to
                      the         Commission.
          $65,348,276

        (iv)      Total available redemption credits
                   [add   items   5(ii)   and
        5(iii)].         $208,302,028

         (v)  Net sales - If item 5(i)is greater
              than Item 5 (iv) [subtract item
         5(iv)
                   from       item      5(i).
         $    0
        (vi)      Redemption credits available for use
                in future years.
                 -if  item  5(i)is less  than
        item 5(iv)
                 [subtract item 5(i)from item
        (5(iv)]   $208,302,028

         (vii)   Multiplier  for  determining
     registration
               fee.  (See  instruction  C.9):
        X   .000264

      (viii)    Registration fee due [multiply item
                5(v)  by item 5 (vii)]  enter
      "0" if
                  no      fee     is     due.
      =$     0
      6.   Prepaid Shares

         If  the  response to item  5(i)  was
         determined  by         deducting  an
         amount   of  securities  that   were
         registered under the Securities  Act
         of  1933  pursuant to rule 24e-2  as
         in  effect before October 11,  1997,
         then    report   the    amount    of
         securities  (number  of  shares   or
         other    units)    deducted    here:
         2,241,474 . If there is a number  of
         shares  or  other  units  that  were
         registered  pursuant to  rule  24e-2
         remaining unsold at the end  of  the
         fiscal  year for which this form  is
         filed that are available for use  by
         the  issuer in future fiscal  years,
         then   state   that   number   here:
         4,492,593 .

      7.   Interest due - if this Form is being filed
          more than 90 days after the end  of
      the
            issuer's    fiscal   year    (See
      Instruction D): +$

      8.  Total  amount  of the  registration
      fee due
          plus any interest due [line 5(viii)
      plus
                       line               7]:
      =$     0

      9.   Date the registration fee and any interest
            payment   was   sent    to    the
      Commission's lockbox
         depository: N/A

         Method of Delivery:  N/A

                     [ ]  Wire Transfer
                       [  ]   Mail  or  other
      means




                           SIGNATURES

     This report has been signed below by the
     following  persons  on  behalf  of   the
     issuer and in the capacities and on the dates indicated.

      By  (Signature and Title) /s/Marguerite
E.H. Morrison
                              Marguerite E.H.
Morrison
                              Secretary


     Date: January 19, 2000



























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